INVESTMENT IN ASSOCIATES (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
New Pacific Metals Corp ("NUAG") [Member]
INVESTMENT IN ASSOCIATES (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance (in Shares)		43,917,216	42,596,506
Balance		$ 50,399	$ 44,555
Value of Common shares per quoted market price, Begining		$ 181,257	$ 148,624
Participation in public offering (in Shares)			1,320,710
Participation in public offering			$ 5,805
WHG Spin-out			(1,793)
Purchase from open market (in Shares)		125,000
Purchase from open market		$ 352
Share of net loss	[1]	(1,715)	(1,672)
Share of other comprehensive income (loss)		95	(2,324)
Foreign exchange impact		$ 306	$ 5,828
Balance (in Shares)		44,042,216	43,917,216
Balance		$ 49,437	$ 50,399
Value of Common shares per quoted market price, Ending		$ 140,275	$ 181,257
Whitehorse Gold Corp WHG [Member]
INVESTMENT IN ASSOCIATES (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance (in Shares)		11,514,285
Balance		$ 3,058
Value of Common shares per quoted market price, Begining		$ 15,108
Distributed by NUAG through WHG spin-out (in Shares)			5,740,285
Distributed by NUAG through WHG spin-out			$ 1,793
Participation in private placement (in Shares)		4,000,000	5,774,000
Participation in private placement		$ 4,960	$ 1,326
Share of net loss	[2]	(473)	(174)
Foreign exchange impact		$ (141)	$ 113
Balance (in Shares)		15,514,285	11,514,285
Balance		$ 7,404	$ 3,058
Value of Common shares per quoted market price, Ending		$ 6,208	$ 15,108

[1]	NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.
[2]	WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.